Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets

	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers	66,421	106,666
Other receivables	17,732	48,322
Prepayment for equipment	13,870	18,493
Lease hold improvement	4,735	6,643
Expected return assets	4,106	3,189
Other current assets	219	135
Total	107,083	183,448
Less: non-current portion	(19,803)	(27,321)
Prepaid expenses and other assets-current portion	87,280	156,127